Intangible Asset, Net (Tables)	3 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of cost and accumulated amortization for intangible asset
	Satellite System software	Accumulated amortization	Net Cost
January 1, 2017	$4,950,000	$(577,500)	$4,372,500
Addition	-	(495,000)	(495,000)
December 31, 2017	4,950,000	(1,072,500)	3,877,500
Addition	-	(495,000)	(495,000)
December 31, 2018	4,950,000	(1,567,500)	3,382,500
Addition	-	(123,750)	(123,750)
March 31, 2019 (Unaudited)	$4,950,000	$(1,691,250)	$3,258,750